FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	49 months	48 months
After-tax losses deferred in accumulated other comprehensive (loss) income that will be recognized in interest expense over the next 12 months	$ (1,358)	$ 1,825